ULTIMUS
                                Your Fund Matters


June 25, 2009


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:  Hussman Investment Trust
           File Nos. 811-09911; 333-35342
           Post-Effective Amendment No. 11


Ladies and Gentlemen:

      On behalf of Hussman Investment Trust (the "Registrant"), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 11 (the "Amendment") to Registrant's registration statement on Form N-1A.

      The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing a new series of shares of Registrant -- Hussman Strategic International Equity Fund.

      Please contact the undersigned at 513/587-3403 with any questions or comments concerning this filing.


Very truly yours,

/s/ John F. Splain

John F. Splain
Managing Director



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